Cover	Sep. 12, 2024
Document Information Line Items
Entity Registrant Name	Navient Corporation
Entity Central Index Key	0001593538
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 12, 2024
Entity File Number	001-36228
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	46-4054283
Entity Address Address Line 1	13865 Sunrise Valley Drive
Entity Address City Or Town	Herndon
Entity Address State Or Province	VA
Entity Address Postal Zip Code	20171
City Area Code	703
Local Phone Number	810-3000
Written Communications	false
Pre Commencement Issuer Tender Offer	false
Pre Commencement Tender Offer	false
Soliciting Material	false
Common Stock [Member]
Document Information Line Items
Security 12b Title	Common stock, par value $.01 per share
Trading Symbol	NAVI
Security Exchange Name	NASDAQ
Senior Notes Due December 15, 2043 Member
Document Information Line Items
Security 12b Title	6% Senior Notes due December 15, 2043
Trading Symbol	JSM
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document Information Line Items
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ